Average Annual Total Returns - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - FidelityIntermediateLong-TermandShort-TermTreasuryBondIndexFunds-ComboPRO - Fidelity Short-Term Treasury Bond Index Fund
Apr. 29, 2023
Fidelity Short-Term Treasury Bond Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(5.61%)
Past 5 years	0.57%
Past 10 years	0.61%
Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(6.03%)
Past 5 years	(0.02%)
Past 10 years	0.07%
Fidelity Short-Term Treasury Bond Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(3.32%)
Past 5 years	0.21%
Past 10 years	0.25%
LB154
Average Annual Return:
Past 1 year	(5.47%)
Past 5 years	0.62%
Past 10 years	0.68%